GROUP STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Share capital	Share premium	Capital redemption reserve	Treasury shares [1]	Other reserves [2]	Retained earnings [3]	Total
Balance at beginning of period at Dec. 31, 2020		$ 177	$ 612	$ 18	$ (157)	$ (329)	$ 4,958	$ 5,279
Attributable profit for the year	[4]						524	524
Other comprehensive income						(17)	57	40
Equity dividends declared and paid							(329)	(329)
Share-based payments recognised							41	41
Taxation on share-based payments							(1)	(1)
Cost of shares transferred to beneficiaries					37		(25)	12
Issue of ordinary share capital	[5]		2					2
Balance at end of period at Dec. 31, 2021		177	614	18	(120)	(346)	5,225	5,568
Attributable profit for the year	[4]						223	223
Other comprehensive income						(113)	23	(90)
Equity dividends declared and paid							(327)	(327)
Share-based payments recognised							40	40
Taxation on share-based payments							(3)	(3)
Purchase of own shares					(158)			(158)
Cost of shares transferred to beneficiaries					31		(26)	5
Cancellation of treasury shares		(2)		2	129		(129)
Issue of ordinary share capital	[5]		1					1
Balance at end of period at Dec. 31, 2022		175	615	20	(118)	(459)	5,026	5,259
Attributable profit for the year	[4]						263	263
Other comprehensive income						54	(71)	(17)
Equity dividends declared and paid							(327)	(327)
Share-based payments recognised							39	39
Cost of shares transferred to beneficiaries					24		(24)
Balance at end of period at Dec. 31, 2023		$ 175	$ 615	$ 20	$ (94)	$ (405)	$ 4,906	$ 5,217

[1]	Refer to Note 19.2 for further information.
[2]	Other reserves comprises gains and losses on cash flow hedges, foreign exchange differences on translation of foreign operations and net changes on fair value of trade investments. The cumulative translation loss within other reserves at 31 December 2023 was $396m (2022: $452m, 2021: $350m).
[3]	Within retained earnings is a capital reserve of $2,266m (2022: $2,266m, 2021: $2,266m).
[4]	Attributable to equity holders of the Company and wholly derived from continuing operations.
[5]	Issue of ordinary share capital in connection with the Group’s share incentive plans.